Details of Significant Accounts - Accounts receivable, schedule of ageing analysis of accounts receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of provision matrix [line items]
Financial assets	$ 183,691	$ 180,567
Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	5,955	7,567
Cost | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	6,131	7,748
Less: Allowance for expected credit losses (Note) | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	(176)	(181)
Not past due | Cost | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	5,783	7,124
Up to 30 days | Cost | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	69	75
31 to 90 days | Cost | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	65	149
91 to 180 days | Cost | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	89	286
Over 181 days | Cost | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	$ 125	$ 114